Note 4 - Labor Costs - Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about labor costs [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2018	2017	2016

Wages, salaries and social security costs	1,250,783	1,144,341	988,794
Severance indemnities	25,225	34,497	73,741
Defined contribution plans	13,217	12,401	10,758
Pension benefits - defined benefit plans	15,390	15,066	10,563
Employee retention and long term incentive program	21,353	15,441	16,474
	1,325,968	1,221,746	1,100,330
From discontinued operations	-	(853)	(28,306)
	1,325,968	1,220,893	1,072,024

Disclosure of information about number of employees [text block]
Country	2018	2017	2016
Mexico	5,728	5,139	4,968
Argentina	5,569	5,221	4,755
USA	2,410	1,953	1,636
Italy	2,173	2,088	1,979
Romania	1,877	1,870	1,631
Brazil	1,374	1,382	1,166
Colombia	1,106	1,003	750
Canada	1,034	919	473
Indonesia	554	506	509
Japan	399	410	458
Other	1,248	1,114	1,074
	23,472	21,605	19,399
From discontinued operations	-	-	(323)
	23,472	21,605	19,076